Net Income per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net Income per Share Attributable to Common Stockholders

9. NET INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

Basic and diluted net income per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers its preferred stock to be participating securities. In the event a cash dividend is paid on common stock, the holders of preferred stock are also entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). The holders of the preferred stock do not have a contractual obligation to share in losses. In accordance with the two-class method, earnings allocated to these participating securities and the related number of outstanding shares of the participating securities, which include contractual participation rights in undistributed earnings, have been excluded from the computation of basic and diluted net income per share attributable to common stockholders. As a result of the conversion of preferred stock on May 18, 2016, the amount of earnings allocated to participating securities was based on the period the participating securities were outstanding during the three and six months ended June 30, 2016.

The following table sets forth the computation of the Company’s basic and diluted net income per share attributable to common stockholders (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Numerator:
Net income	$17,598	$4,707	$32,195	$9,044
Less: preferred stock accretion	(636)	(1,085)	(1,722)	(2,159)
Less: undistributed earnings attributable to participating securities	(6,455)	(2,868)	(17,467)	(5,466)

Net income attributable to common stockholders—basic and diluted	$10,507	$754	$13,006	$1,419

Denominator:
Weighted-average shares used to compute net income per share attributable to common stockholders—basic	20,760	6,363	13,751	6,274
Dilutive effect of stock options, unvested restricted stock and restricted stock units, and employee stock purchase plan	3,613	1,700	3,176	1,699

Weighted-average shares used to compute net income per share attributable to common stockholders—diluted	24,373	8,063	16,927	7,973

Net income per share attributable to common stockholders
Basic	$0.51	0.12	$0.95	$0.23

Diluted	$0.43	0.09	$0.77	$0.18

The following common stock equivalents (in thousands) were excluded from the computation of diluted net income per share for the periods presented because including them would have been antidilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Options to purchase common stock	15	467	270	451
Unvested restricted stock units	20	—	137	—
Preferred stock warrants	245	245	245	245
Preferred stock	—	24,177	—	24,177

12. NET INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table sets forth the computation of the Company’s basic and diluted net income per share attributable to common stockholders (in thousands, except per share amounts):

	Year Ended December 31,
	2015	2014
Numerator:
Net income	$40,520	13,520
Less: accretion of redeemable convertible preferred stock	(4,353)	(4,373)
Less: undistributed earnings attributable to participating securities	(28,570)	(7,419)

Net income attributable to common stockholders—basic and diluted	$7,597	$1,728

Denominator:
Weighted-average shares used to compute net income per share attributable to common stockholders—basic	6,429	5,629
Dilutive effect of stock options	1,669	1,299
Dilutive effect of unvested restricted stock	213	519

Weighted-average shares used to compute net income per share attributable to common stockholders—diluted	8,311	7,447

Net income per share attributable to common stockholders
Basic	$1.18	$0.31

Diluted	$0.91	$0.23

The following common stock equivalents (in thousands) were excluded from the computation of diluted net income per share for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2015	2014
Options to purchase common stock	119	248
Redeemable convertible preferred stock warrants	245	245
Redeemable convertible preferred stock	24,177	24,177

In addition to the potentially dilutive securities above, during the year ended December 31, 2015, the Company had 1,063,846 RSUs outstanding. Since the performance criteria associated with the vesting of these awards have not been satisfied as of December 31, 2015, the Company has excluded these shares from the table above and the calculation of diluted net income per share attributable to common stockholders for that period.